COMMITMENTS AND CONTINGENT LIABILITIES (Details) In Thousands, unless otherwise specified													6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2013 Company and its subsidiaries [Member]	Dec. 31, 2012 Company and its subsidiaries [Member]	Dec. 31, 2011 Company and its subsidiaries [Member]	Dec. 31, 2010 Company and its subsidiaries [Member]	Dec. 31, 2009 Company and its subsidiaries [Member]	Dec. 31, 2008 Company and its subsidiaries [Member]	Jun. 30, 2013 Shagrir Systems Limited [Member] USD ($)	Dec. 31, 2008 Shagrir Systems Limited [Member]	Jun. 30, 2013 Shagrir Systems Limited [Member] ILS
Bank guarantee	$ 108												$ 3,196
Restricted cash	98	108
Royalty percentage	5.00%
Accrued royalties	2,473
Amount of claim													341
Annual management fee	180														1,000
Annual management fee, amount company pays															120
Agreement term														5 years
Minimum ratio of shareholders' equity to consolidated assets	20.00%
Minimum shareholders' equity	20,000														50,000
Maximum debt ratio	2.5	2.5	2.5	2.5	3.5	4	4	4	4	4	4.5	5	5.5
Minimum ratio of annual EBITDA to current maturities													1.00%
Subsidiaries, new sales tax percentage			1.00%
Subsidiaries, new sales tax, liability recorded	$ 193